Taxes - Summary of Reconciliation of Effective and Applicable Income Tax Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit/(loss) before tax	$ 9,174	$ 3,290	$ (5,440)
PRRT benefit/(expense)	(313)	297	(439)
Tax expense/(benefit)	2,912	957	(1,026)
Income Tax [Member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit/(loss) before tax	9,174	3,290	(5,440)
PRRT benefit/(expense)	313	(297)	439
Profit/(loss) before income tax	9,487	2,993	(5,001)
Income tax expense/(benefit) calculated at 30%	2,847	898	(1,500)
Effect of tax rate differentials	(141)	(42)	192
Effect of deferred tax assets not recognised	150	114	270
Foreign exchange impact on tax (benefit)/expense	(44)	(18)	3
Adjustment to prior years	(45)	(2)	7
Integration and transaction costs non-deductible	142	0	0
Other	3	7	2
Tax expense/(benefit)	2,912	957	(1,026)
Petroleum Resource Rent Tax [member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit/(loss) before tax	9,174	3,290	(5,440)
Non-PRRT assessable (profit)/loss	(6,197)	(2,134)	3,080
PRRT projects profit/(loss) before tax	2,977	1,156	(2,360)
Income tax expense/(benefit) calculated at 30%	1,191	462	(944)
(Recognition)/derecognition of Pluto general expenditure	(1,362)	0	627
Augmentation	(175)	(166)	(138)
Other	33	1	16
Tax expense/(benefit)	$ (313)	$ 297	$ (439)